                                                   As Filed Pursuant to Rule 497
                                                   SEC File No. 333-65965


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

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                         VARIABLE ANNUITY ACCOUNT SEVEN
        SUPPLEMENT TO THE POLARIS II A-CLASS VARIABLE ANNUITY PROSPECTUS
                               Dated July 5, 2000

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     The following replaces the investment charges and corresponding examples for the CAPITAL APPRECIATION PORTFOLIO (the "Portfolio") of the Anchor Series Trust contained in the chart under the heading "Expenses" in the Profile:


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                              Total Annual       Total Annual       Total        Examples:
ANCHOR SERIES                 Insurance          Investment         Annual       Total Expenses at     Total Expenses at
TRUST PORTFOLIO               Charges            Charges            Charges      end of 1 YEAR         end of 10 YEARS
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
Capital Appreciation          0.85%              0.74%              1.59%        $73                   $234
------------------------------------------------------------------------------------------------------------------------

     The expenses for the Portfolio contained in the chart under the heading "Portfolio Expenses" on page 4 of the Prospectus are amended as follows:


                                    ANCHOR SERIES TRUST
PORTFOLIO                       MANAGEMENT        OTHER         TOTAL ANNUAL
                                FEE               EXPENSES      EXPENSES
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Capital Appreciation+           0.70%             0.04%         0.74%

     +The expenses noted here are restated to reflect an estimate of fees for the Portfolio for the current fiscal year. On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management for the Portfolio for the most recent fiscal year from 0.67% to 0.74%. On July 19, 2000, the shareholders of the Portfolio also approved the increase. The fee increase is effective August 1, 2000.

     Also, the Examples on page 5 of the Prospectus of the Portfolio are amended as follows:

PORTFOLIO                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
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Capital Appreciation         (a)$73     (a)$105     (a)$139    (a)$234
                             (b)$73     (b)$105     (b)$139    (b)$234



Date:  August 1, 2000


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.